INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Federal income tax benefit attributable to:
Current Operations	$ 170,692	$ 271,880	$ 1,270,465	$ 1,294,226
Less: Valuation allowance	(170,692)	(271,880)	(1,270,465)	(1,294,226)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0